LVIP Global Aggressive Growth Allocation Managed Risk Fund
Schedule of Investments
March 31, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–96.53%
INVESTMENT COMPANIES–96.53%
Equity Funds–48.42%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Channing Small Cap Value Fund	154,601	$ 1,528,696
LVIP Delaware Mid Cap Value Fund	104,618	4,124,145
LVIP SSGA Large Cap 100 Fund	1,198,095	14,426,262
LVIP SSGA Mid-Cap Index Fund	940,109	11,123,370
LVIP SSGA Nasdaq-100 Index Fund	240,837	2,249,418
LVIP SSGA S&P 500 Index Fund	2,080,423	48,835,843
LVIP SSGA Small-Cap Index Fund	301,193	8,451,785
LVIP T. Rowe Price Growth Stock Fund	287,584	11,649,171
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	172,467	4,424,984
		106,813,674
Fixed Income Funds–19.69%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	238,892	2,196,610
LVIP Delaware Bond Fund	1,448,457	17,032,406
LVIP PIMCO Low Duration Bond Fund	233,736	2,168,142
LVIP SSGA Bond Index Fund	806,633	8,126,019
LVIP Western Asset Core Bond Fund	1,624,396	13,917,824
		43,441,001
Global Equity Fund–0.90%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Global Real Estate Fund	289,012	1,994,468
		1,994,468
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Equity Funds–27.52%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Loomis Sayles Global Growth Fund	329,630	$ 4,412,759
LVIP MFS International Growth Fund	683,215	13,197,665
LVIP Mondrian International Value Fund	639,087	9,972,949
LVIP SSGA Developed International 150 Fund	639,346	4,816,833
LVIP SSGA Emerging Markets 100 Fund	192,268	1,378,368
LVIP SSGA Emerging Markets Equity Index Fund	902,326	8,942,054
LVIP SSGA International Index Fund	1,810,471	17,988,836
		60,709,464
Total Affiliated Investments (Cost $208,067,430)		212,958,607

UNAFFILIATED INVESTMENT–3.14%
INVESTMENT COMPANY–3.14%
Money Market Fund–3.14%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.70%)	6,931,521	6,931,521
Total Unaffiliated Investment (Cost $6,931,521)		6,931,521

TOTAL INVESTMENTS–99.67% (Cost $214,998,951)	219,890,128
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.33%	722,794
NET ASSETS APPLICABLE TO 22,695,849 SHARES OUTSTANDING–100.00%	$220,612,922

✧✧ Standard Class shares.
LVIP Global Aggressive Growth Allocation Managed Risk Fund–1

LVIP Global Aggressive Growth Allocation Managed Risk Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at March 31, 2023:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
1	Australian Dollar	$67,010	$67,284	6/16/23	$—	$(274)
3	British Pound	231,656	232,625	6/16/23	—	(969)
4	Euro	545,175	546,957	6/16/23	—	(1,782)
3	Japanese Yen	285,844	285,230	6/16/23	614	—
					614	(3,025)
Equity Contracts:
9	E-mini MSCI Emerging Markets Index	447,975	449,201	6/16/23	—	(1,226)
4	E-mini Russell 2000 Index	362,700	359,837	6/16/23	2,863	—
14	E-mini S&P 500 Index	2,896,425	2,869,892	6/16/23	26,533	—
4	E-mini S&P MidCap 400 Index	1,011,880	1,003,274	6/16/23	8,606	—
16	Euro STOXX 50 Index	739,369	739,032	6/16/23	337	—
3	FTSE 100 Index	282,704	282,672	6/16/23	32	—
3	OMXS 30 Index	64,074	63,992	4/21/23	82	—
1	SPI 200 Index	120,170	120,678	6/15/23	—	(508)
2	TOPIX Index	301,789	303,071	6/8/23	—	(1,282)
					38,453	(3,016)
Total Futures Contracts					$39,067	$(6,041)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2023.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SPI–Swiss Performance Index
TOPIX–Tokyo Stock Price Index
See accompanying notes.
LVIP Global Aggressive Growth Allocation Managed Risk Fund–2

LVIP Global Aggressive Growth Allocation Managed Risk Fund
Notes
March 31, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Global Aggressive Growth Allocation Managed Risk Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies and mutual funds that are advised by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation (“LIAC”)) or other unaffiliated managers (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$212,958,607	$—	$—	$212,958,607
Unaffiliated Investment Company	6,931,521	—	—	6,931,521
Total Investments	$219,890,128	$—	$—	$219,890,128
Derivatives:
Assets:
Futures Contracts	$39,067	$—	$—	$39,067
Liabilities:
Futures Contracts	$(6,041)	$—	$—	$(6,041)
There were no Level 3 investments at the beginning or end of the period.
LVIP Global Aggressive Growth Allocation Managed Risk Fund–3

LVIP Global Aggressive Growth Allocation Managed Risk Fund
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LFI (formerly, LIAC) (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2023, were as follows:
	Value 12/31/22	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/23	Number of Shares 03/31/23	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-96.53%@
Equity Funds-48.42%@
✧✧LVIP Channing Small Cap Value Fund	$1,466,192	$55,149	$45,010	$(2,557)	$54,922	$1,528,696	154,601	$—	$—
✧✧LVIP Delaware Mid Cap Value Fund	4,197,036	113,951	141,357	(8,439)	(37,046)	4,124,145	104,618	—	—
✧✧LVIP SSGA Large Cap 100 Fund	14,206,983	535,929	413,286	(117,425)	214,061	14,426,262	1,198,095	—	—
✧✧LVIP SSGA Mid-Cap Index Fund	10,774,426	298,442	347,175	(80,730)	478,407	11,123,370	940,109	—	—
✧✧LVIP SSGA Nasdaq-100 Index Fund	1,891,096	54,262	86,165	(12,315)	402,540	2,249,418	240,837	—	—
✧✧LVIP SSGA S&P 500 Index Fund	45,700,452	1,249,241	1,503,931	(231,055)	3,621,136	48,835,843	2,080,423	—	—
✧✧LVIP SSGA Small-Cap Index Fund	8,475,490	235,763	498,127	(160,311)	398,970	8,451,785	301,193	—	—
✧✧LVIP T. Rowe Price Growth Stock Fund	10,042,617	306,533	308,649	(197,730)	1,806,400	11,649,171	287,584	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	4,073,103	154,874	122,759	(60,011)	379,777	4,424,984	172,467	—	—
Fixed Income Funds-19.69%@
✧✧LVIP BlackRock Inflation Protected Bond Fund	5,106,106	101,016	3,110,334	(374,707)	474,529	2,196,610	238,892	—	—
✧✧LVIP Delaware Bond Fund	13,125,746	3,928,644	435,073	(99,580)	512,669	17,032,406	1,448,457	—	—
✧✧LVIP PIMCO Low Duration Bond Fund	3,090,893	69,847	1,020,825	(19,109)	47,336	2,168,142	233,736	—	—
✧✧LVIP SSGA Bond Index Fund	7,678,279	425,982	218,042	(42,556)	282,356	8,126,019	806,633	—	—
✧✧LVIP Western Asset Core Bond Fund	12,198,399	1,617,570	366,575	(96,659)	565,089	13,917,824	1,624,396	—	—
Global Equity Fund-0.90%@
✧✧LVIP BlackRock Global Real Estate Fund	2,526,191	62,054	656,467	(187,370)	250,060	1,994,468	289,012	—	—
International Equity Funds-27.52%@
✧✧LVIP Loomis Sayles Global Growth Fund	3,967,311	108,524	346,083	(82,189)	765,196	4,412,759	329,630	—	—
✧✧LVIP MFS International Growth Fund	11,832,565	655,539	348,330	(78,556)	1,136,447	13,197,665	683,215	—	—
✧✧LVIP Mondrian International Value Fund	9,098,539	291,546	263,988	(36,579)	883,431	9,972,949	639,087	—	—
✧✧LVIP SSGA Developed International 150 Fund	4,758,191	122,090	383,762	(58,777)	379,091	4,816,833	639,346	—	—
✧✧LVIP SSGA Emerging Markets 100 Fund	1,358,334	35,270	69,882	(13,985)	68,631	1,378,368	192,268	—	—
✧✧LVIP SSGA Emerging Markets Equity Index Fund	8,058,440	811,699	243,561	(70,119)	385,595	8,942,054	902,326	—	—
✧✧LVIP SSGA International Index Fund	17,348,420	453,089	1,230,433	(31,651)	1,449,411	17,988,836	1,810,471	—	—
Total	$200,974,809	$11,687,014	$12,159,814	$(2,062,410)	$14,519,008	$212,958,607		$—	$—

@ As a percentage of Net Assets as of March 31, 2023.
✧✧ Standard Class shares.
LVIP Global Aggressive Growth Allocation Managed Risk Fund–4